Operating expenses	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
Operating expenses	Operating expensesNote 19.1. Sales and marketing

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Personnel costs	487	1,968	961	2,975
Consulting and professional fees	166	814	384	1,480
Other sales and marketing expenses	21	102	189	178
Sales & Marketing	674	2,885	1,534	4,633
The increase in sales and marketing personnel costs for the six-month period ended June 30, 2026 compared to June 30, 2025 was predominantly driven by the increase in the Group's costs (including personnel costs) related to the preparation for potential future sales and commercialization efforts of obefazimod in the U.S.
Similar factors have driven the increases for the three-month period ended June 30, 2026 compared to June 30, 2025.
Note 19.2. Research and development
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Sub-contracting, studies and research	30,139	31,481	59,292	51,276
Personnel costs	5,940	19,679	11,309	44,074
Consulting and professional fees	1,867	5,578	5,848	9,604
Intellectual property fees	238	443	476	874
Other research and development expenses	461	1,154	1,021	2,049
Research and development expenses	38,645	58,335	77,946	107,878
The increase in research and development expenses for the six-month period ended June 30, 2026 compared to June 30, 2025 was primarily due to increasing personnel costs, mainly due to expense recognized in relation to the accelerated vesting of certain of the
Group's former Chief Scientific Officer's AGAs in March 2026 (see Note 14) as well as the impact of share-based compensation awards granted in 2025 and the related tax and social contributions. This increase was partly offset by a decrease in sub-contracting, studies and research expenses related to the Group's UC program, attributable to decreased activity in the ABTECT clinical program as a result of reaching major milestones in the Phase 3 clinical trials in 2025.
The increase in research and development expenses for the three-month period ended June 30, 2026 compared to June 30, 2025 was primarily due to increasing personnel costs, as a result of the same factors described above.
Note 19.3. General and administrative

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Personnel costs	5,488	17,461	10,547	19,101
Consulting and professional fees	1,768	4,829	3,703	8,173
Other general and administrative expenses	1,014	1,802	2,053	3,101
General and administrative expenses	8,270	24,092	16,303	30,376
The increase in general and administrative expenses for the six-month period ended June 30, 2026 compared to June 30, 2025 was primarily due to an increase in personnel costs, mainly explained by to the impact of share-based compensation plans granted in 2025 and the related tax and social contributions (see Note 14), as well as an increase in consulting and professional fees, driven by increased costs associated with building the Group's infrastructure to support future growth in its operations and other general and administrative expenses.
Similar factors have driven the increase for the three-month periods ended June 30, 2026 compared to June 30, 2025.
The lesser amount of personnel costs over the three-month period ended March 31, 2026 compared to the three-month period ended
June 30, 2026 was primarily due to a decrease in AGAs employer tax and social contributions of €(3,476) thousand, resulting primarily from (i) the decrease in the Group's share price during the first quarter of 2026 and, to a lesser extent, (ii) forfeitures following employee departures and changes in estimates regarding the achievement of vesting conditions (see Notes 14 and 17.3).